Document and Entity Information Document	Mar. 18, 2020
Written Communications	false
Amendment Flag	false
Entity File Number	1-10764
Document Type	8-K
Document Period End Date	Mar. 18, 2020
Entity Registrant Name	Entergy Arkansas, LLC
Entity Tax Identification Number	83-1918668
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	425 West Capitol Avenue
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Country	US
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Entity Central Index Key	0000007323
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Mortgage Bonds Four Point Nine Percent Series Due Decembertwenty Fifty Two [Member] | Entergy Arkansas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due December 2052
Security Exchange Name	NYSE
Trading Symbol	EAB
Mortgage Bonds Four Point Seven Five Percent Series Due June Two Thousand Sixty Three [Member] [Member] | Entergy Arkansas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.75% Series due June 2063
Security Exchange Name	NYSE
Trading Symbol	EAE
Four Point Eight Seven Five Percent Series First Mortgage Bonds Due September Two Thousand Sixty Six [Member] | Entergy Arkansas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	EAI